Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances for working capital purposes	$ 2,950	$ 2,950
Insurance claims	6,831	2,808
Other prepaid expenses	1,388	378
Total prepaid expenses and other current assets	$ 11,169	$ 6,136